COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Other Commitments [Abstract]
Undrawn credit facilities	$ 1,199	$ 233
Commitments to Purchase Property and Equipment [Member]
Other Commitments [Abstract]
Commitments	40,893	99,050
Committed Licensing Fee Payable for Licensing of Game Titles [Member]
Other Commitments [Abstract]
Commitments	6,800	13,677
Commitment to Invest in Certain Companies [Member]
Other Commitments [Abstract]
Commitments	90,100	125,733
Minimum [Member]
Other Commitments [Abstract]
Minimum guarantee commitments	$ 10,400	$ 45,257